Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Comprehensive income [abstract]
Net income (loss)	$ 75,529	$ 129,259	$ 24,072	$ 76,922
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(241,044)	45,326	(239,292)	141,081
Total other comprehensive income (loss)	(241,044)	45,326	(239,292)	141,081
Total comprehensive income (loss)	(165,515)	174,585	(215,220)	218,003
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	(47,467)	47,882	(62,705)	59,136
Non-controlling interest	(118,048)	126,703	(152,515)	158,867
Total comprehensive income, net	$ (165,515)	$ 174,585	$ (215,220)	$ 218,003